EMPLOYEE BENEFIT PLANS - Amounts recognized in the consolidated balance sheets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Salary and welfare payables	¥ 10		¥ 9
Retirement benefit obligation	109	$ 16	111
Liability in the balance sheet	¥ 119		¥ 120